Cash and cash equivalents and financial investments (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Cash and cash equivalents and financial investments
Cash and cash equivalents	R$ 127,263		R$ 69,720
Short-term financial investments	58,464		66,007
Total	185,727		135,727		R$ 162,827	R$ 79,500
Financial investments	R$ 96,299	$ 18,456	R$ 798,786	$ 143,139